UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

PSP Family of Funds

(Exact Name of Registrant as Specified in Charter)

420 Lexington Avenue, Suite 616

New York, NY 10170

(Address of Principal Executive Offices)(Zip Code)

Matrix 360 Administration, LLC

4520 Main Street, Suite 1425

Kansas City, MO 64111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (888) 553-4233

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSP MULTI-MANAGER FUND

Ticker: CEFFX

SEMI-ANNUAL REPORT

JUNE 30, 2015

(UNAUDITED)

PSP MULTI-MANAGER FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short, forward contracts sold short, and options written.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares/Principal		Value

COMMON STOCK - 85.21%

Aircraft & Parts - 2.84%
271	Airbus Group SE	$ 17,564
11	Dassault Aviation SA	14,094
		31,658
Air Transportation - 0.72%
1,145	Air France-KLM *	8,032

Apparel, Footwear & Acc Design - 1.23%
3,531	Geox Spa *	13,699

Asset Management - 1.59%
5,451	IP Group Plc. *	17,682

Banks - Regional Europe - 1.55%
4,717	Intesa Sanpaolo S.p.A.	17,261

Beverages - 1.10%
131	Pepsico, Inc. **	12,227

Building Maintenance Services - 1.25%
1,404	Caverion Corp.	13,962

Commercial Banks - 1.94%
16,130	Lloyds Banking Group Plc.	21,598

Consumer Electronic & Application Stores - 1.33%
248	Groupe FNAC *	14,852

Electrical Components - 4.56%
534	Legrand S.A.	29,947
499	TKH Group NV	20,880
		50,827
Employment & Outsourcing Services - 1.14%
2,037	CPL Resources Plc.	12,703

Exploration & Production - 1.81%
133	Hess Corp.	8,895
24,470	Lekoil Ltd. *	11,339
		20,234

* Represents non-income producing security during the period.

** All or a portion of the security is being held as collateral for securities sold short and written options at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares/Principal		Value

Factory Automation Equipment - 1.76%
301	Manz Automation AG *	$ 19,609

Gaming Lodging & Restaurants - 1.53%
2,969	NH Hotel Group SA *	17,027

Gold and Silver Ores - 0.24%
346	Mag Silver Corp. *	2,713

Grocery Stores - 3.14%
3,133	J Sainsbury Plc	13,057
3,139	Ocado Group Plc. *	21,987
		35,044
Guided Missiles, Space Vehicles and Parts - 0.87%
132	Orbital ATK, Inc. **	9,683

Health Care Supplies - 0.92%
86	Essilor International SA	10,247

Household Products - 0.60%
244	Interparfums SA	6,643

Information Technology Services - 4.01%
762	Amadeus IT Holding SA	30,633
391	Cancom SE	14,062
		44,695
Infrastructure Construction - 1.60%
5,223	Grupo Empresarial San Jose SA	17,827

Insurance - Property & Casualty - 2.13%
765	Grupo Catalana de Occidente SA	23,708

Life Insurance - 0.53%
440	American Capital, Ltd. (*)(**)	5,962

Marine Shipping - 1.12%
19,149	D'Amico International Shipping SA *	12,496

Measurement Instruments - 1.15%
491	Vaisala OYJ Class A	12,849

* Represents non-income producing security during the period.

** All or a portion of the security is being held as collateral for securities sold short and written options at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares/Principal		Value

Medical Devices - 2.27%
800	Smith & Nephew Plc.	$ 13,497
43	Straumann Holding AG	11,791
		25,288
Mortgage Finance - 1.07%
1,500	Gruppo MutuiOnline S.p.A.	11,943

Mined Minerals - 0.70%
3,322	Petra Diamonds Ltd. *	7,770

Non Wood Building Materials - 1.16%
537	Kingspan Group Plc.	12,965

Pharmaceutical Preparations - 6.33%
409	Abbott Laboratories **	20,074
412	GlaxoSmithKline Plc.	8,559
457	Mylan, Inc. (*)(**)	31,012
179	Pfizer, Inc. **	6,002
102	Zoetis, Inc. Class A **	4,918
		70,565
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.71%
373	Dow Chemical Co. **	19,086

Power Generation - 0.78%
6,918	Falck Renewables S.p.A.	8,721

Publishing and Broadcasting - 6.29%
902	Alma Media OYJ	3,184
504	Axel Springer SE	26,457
458	Gray Television, Inc. (*)(**)	7,181
1,018	Promotora de Informaciones SA *	8,647
3,100	Mediaset S.p.A.	14,886
311	NextRadioTV	9,752
		70,107
Real Estate - 3.58%
38,701	Inmobiliaria Colonial SA *	26,461
75	Northstar Asset Management Group, Inc. **	1,387
2,946	Regus Plc.	12,088
		39,936
Renewable Energy Equipment - 0.90%
7,822	Mytrah Energy Ltd. *	9,999

* Represents non-income producing security during the period.

** All or a portion of the security is being held as collateral for securities sold short and written options at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares/Principal		Value

Resorts & Casinos - 1.00%
10,588	Sportech Plc *	$ 11,143

Retail - Department Stores - 2.76%
264	Dillard's, Inc. **	27,770
354	J C Penney Co., Inc. (*)(**)	2,998
		30,768
Services - Auto Rental & Leasing - 0.56%
344	Hertz Global Holdings, Inc. (*)(**)	6,233

Services - Computer Integrated Systems Design - 0.53%
150	Yahoo! Inc. (*)(**)	5,894

Services - Dective, Guard & Armored Car Services - 0.37%
124	ADT Corp. **	4,163

Services - Prepackaged Software - 1.08%
496	Activision Blizzard, Inc. **	12,008

Specialty Chemicals - 3.50%
284	Clariant AG	5,817
209	Imerys SA	15,966
298	Koninklijke DSM NV	17,256
		39,039
Specialty Pharma - 2.60%
646	BioGaia AB	19,151
1,314	Magforce AG *	9,804
		28,955
Sporting Goods - 1.82%
1,837	XXL ASA	20,247

Steel Producers - 0.75%
410	Vallourec SA	8,364

Surety Insurance - 0.37%
170	Assured Guaranty Ltd. **	4,078

Telecommunication - 2.19%
580	Orange SA	8,920
12,198	Telecom Italia S.p.A. *	15,458
		24,378

* Represents non-income producing security during the period.

** All or a portion of the security is being held as collateral for securities sold short and written options at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares/Principal		Value

Title Insurance - 2.23%
671	Fidelity National Financial, Inc. **	$ 24,820

TOTAL COMMON STOCK (Cost $932,177) - 85.21%		$ 949,708

CORPORATE BONDS - 8.65%
27,000	Avon Products, Inc., 5.00% 03/15/2023	23,220
16,000	Energy XXI Ltd., 8.25%, 2/15/18	9,600
10,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/2020	8,750
13,000	Bon-Ton Stores, Inc., 10.625%, 7/15/17	12,903
22,000	J C Penny Co., Inc., 5.65%, 6/01/20 **	19,855
10,000	Tervita Corp. 8.00%, 11/15/18	9,100
19,000	Tervita Corp. 10.875%, 2/15/18	13,015

TOTAL CORPORATE BONDS (Cost $107,249) - 8.65%		$ 96,443

REAL ESTATE INVESTMENT TRUSTS - 2.28%
792	Merlin Properties Socimi SA *	9,666
539	Northstar Realty Finance Corp. **	8,570
473	Winthrop Reality Trust **	7,166

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,713) - 2.28%		$ 25,402

CALL OPTIONS - 0.03% *

Shares Subject to Call	Underlying Security Expiration Date/Exercise Price	Value

	iPath S&P 500 VIX Short-Term Futures ETN (VXX)
400	July 2015 Call @ $23.00	344

	Total Call Options (Premiums Paid $232) - 0.03%	$ 344

* Represents non-income producing security during the period.

** All or a portion of the security is being held as collateral for securities sold short and written options at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

PUT OPTIONS - 0.24% *

Shares Subject to Put	Underlying Security Expiration Date/Exercise Price	Value

	Assured Guaranty Ltd. (AGO)
100	July 2015 Put @ $26.00	$ 271

	Avon Products, Inc. (AVP)
1,100	July 2015 Put @ $6.50	495

	Dillard's, Inc. (DDS)
400	July 2015 Put @ $105.00	760

	iShares Russell 2000 ETF (IWM)
400	July 2015 Put @ $120.00	332

	iShares Russell 2000 ETF (IWM)
300	June 2015 Put @ $122.00	3

	NorthStar Realty Finance Corp. (NRF)
700	August 2015 Put @ $16.00	560

	United States Oil Fund L.P. (USO)
400	July 2015 Put @ $20.00	236

	Total Put Options (Premiums Paid $2,819) - 0.24%	$ 2,657

TOTAL INVESTMENTS (Cost $1,069,190) - 96.41%		$ 1,074,554

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.59%		39,969

NET ASSETS - 100.00%		$ 1,114,523

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF OPTIONS WRITTEN

JUNE 30, 2015 (UNAUDITED)

PUT OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

Dillard's, Inc. (DDS)
300	July 2015 Put @ $100.00	$ 147

iShares Russell 2000 ETF (IWM)
400	July 2015 Put @ $112.00	64

iShares Russell 2000 ETF (IWM)
400	June 2015 Put @ $114.00	4

	Total Put Options Written (Premiums Received $463)	$ 215

TOTAL WRITTEN OPTIONS (Premium Received $463)		$ 215

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK

Business Services
213	WireCard AG	$ 8,136

Crude Petroleum & Natural Gas
24	Pioneer Natural Resources Co.	3,329

Industrial Equipment
3,740	Rotork Plc.	13,665

Information Services
458	Boskalis Westminster NV	16,368

Infrastructure Construction
298	Boskalis Westminster NV	14,568

Other Commercial Services
404	Intertek Group Plc.	15,548

Real Estate Owners & Developers
1,164	TAG Immobilien AG	13,610

Retail - Catalog
45	Alibaba Group Holding Ltd. *	3,702

Telecom Carriers
1,950	Talk Talk Telecom Group Plc. *	11,717

TOTAL COMMON STOCK (Proceeds $98,417)		$ 100,643

EXCHANGE TRADED FUNDS
112	Industrial Select Sector SPDR ETF	$ 6,055
80	iShares Russell 2000 ETF	9,987
115	iShares Silver Trust ETF *	1,728
40	Materials Select Sector SPDR ETF	1,936
35	SPDR Barclays High Yield Bond ETF	1,345
107	SPDR S&P 500 ETF Trust	22,030

TOTAL EXCHANGE TRADED FUNDS (Proceeds $43,557)		$ 43,081

TOTAL SECURITIES SOLD SHORT (Total Proceeds $141,974)		$ 143,724

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

SCHEDULE OF FORWARD CONTRACTS SOLD SHORT (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

FORWARD CONTRACTS *

74,491	British Pound Forward, 9/18/15	$ 116,925
471,261	Euro Forward FX, 9/18/15	525,316
136,503	Norwegian Krone Forward, 9/18/15	17,331
165,212	Swedish Krona Forward, 9/18/15	19,939
31,036	Swiss Franc Forward, 9/18/15	33,272

TOTAL FORWARD CONTRACTS SOLD SHORT (Total Proceeds $718,744)		$ 712,783

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $1,069,190)	$ 1,074,554
Cash Denominated in Foreign Currencies (Cost $9,059)	9,028
Cash	175,052
Receivables:
Due from Advisor	11,874
Dividends and Interest	4,267
Portfolio Securities Sold	844,656
Prepaid Expenses	6,504
Total Assets	2,125,935
Liabilities:
Options Written, at Value (Premium Received $463)	215
Securities Sold Short, at Value (Proceeds $141,974)	143,724
Forward Contracts Short, at Value (Proceeds $718,744)	712,783
Payables:
Distribution Fees	1,021
Trustee Fees	2,013
Administrative Fees	500
Portfolio Securities Purchased	122,239
Accrued Expenses	28,917
Total Liabilities	1,011,412
Net Assets	$ 1,114,523

Net Assets Consist of:
Paid In Capital	$ 1,292,333
Accumulated Undistributed Net Investment Loss	(10,744)
Accumulated Realized Loss on Investments	(176,858)
Unrealized Appreciation in Value of Investments	9,792
Net Assets	$ 1,114,523

Shares Outstanding (Unlimited number of shares authorized, no par value)	107,542

Net Asset Value and Redemption Price Per Share	$ 10.36

Short-Term Redemption Price Per Share *	$ 10.26

* The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015 (UNAUDITED)

Investment Income:
Dividends	$ 17,835
Interest	5,769
Total Investment Income	23,604

Expenses:
Advisory Fees	21,445
Distribution Fees:
Investor Class	2,383
Transfer Agent & Accounting Fees	10,955
Administrative Fees	3,000
Compliance Fees	14,099
Registration Fees	6,870
Audit Fees	11,998
Legal Fees	13,141
Insurance Fees	541
Miscellaneous Fees	3,573
Custodial Fees	37,165
Trustee Fees	0
Printing and Mailing	474
Interest Expense	3,729
Dividends on Securities Sold Short	3,074
Total Expenses	132,447
Fees Waived and Reimbursed by the Advisor	(98,099)
Net Expenses	34,348

Net Investment Loss	(10,744)

Realized Gain/(Loss) on:
Investments in Securities and Foreign Currency	130,005
Investments in Options	(25,273)
Forward and Future Contracts	(1,074)
Options Written	24,060
Securities Sold Short	(26,735)
Net Realized Gain on Investments, Options, Forward Contracts, and Securities Sold Short	100,983

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities and Foreign Currency	25,355
Investments in Options	(832)
Forward and Future Contracts	(4,243)
Options Written	(1,093)
Securities Sold Short	13,099
Net Change in Unrealized Appreciation	32,286

Net Realized and Unrealized Gain on Investments	133,269

Net Increase in Net Assets Resulting from Operations	$ 122,525

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2015	12/31/2014
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (10,744)	$ (48,240)
Net Realized Gain on Investments in Securities and Foreign Currency	130,005	718,730
Net Realized Loss on Investments in Options	(25,273)	(571)
Net Realized Gain/(Loss) Forward and Future Contracts	(1,074)	11,042
Net Realized Gain/(Loss) on Options Written	24,060	(3,977)
Net Realized Loss on Securities Sold Short	(26,735)	(9,244)
Change in Unrealized Appreciation/(Depreciation) on Investments in Securities and Foreign Currency	25,355	(644,769)
Change in Unrealized Appreciation/(Depreciation) on Investments in Options	(832)	782
Change in Unrealized Appreciation/(Depreciation) on Forward and Future Contracts	(4,243)	2,614
Change in Unrealized Appreciation/(Depreciation) on Options Written	(1,093)	1,341
Change in Unrealized Appreciation/(Depreciation) on Securities Sold Short	13,099	(19,034)
Net Increase in Net Assets Resulting from Operations	122,525	8,674

Capital Share Transactions	(1,373,363)	(938,728)

Total Decrease in Net Assets	(1,250,838)	(930,054)

Net Assets:
Beginning of Period	2,365,361	3,295,415

End of Period (including accumulated undistributed net investment	$ 1,114,523	$ 2,365,361
Income of $(10,744) and $0, respectively).

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

FINANCIAL HIGHLIGHTS

Selected data for an Investor Class share outstanding throughout each period presented:

	(Unaudited) Six Months Ended 6/30/2015	Years Ended
		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Period	$ 10.08	$ 9.92	$ 9.42	$ 9.31	$ 10.08	$ 9.31

From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.22)	(0.02)	(0.01)	0.22	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.34	0.38	0.52	0.12	(0.74)	1.50
Total from Investment Operations	0.28	0.16	0.50	0.11	(0.52)	1.42

Distributions:
Realized Gains	-	-	-	-	(0.26)	(0.65)
Total from Distributions	-	-	-	-	(0.26)	(0.65)

Redemption Fees	-	-	- (a)	- (a)	0.01	- (a)

Net Asset Value, at End of Period	$ 10.36	$ 10.08	$ 9.92	$ 9.42	$ 9.31	$ 10.08

Total Return **	2.78%	1.61%	5.31%	1.18%	(5.07)%	15.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,115	$ 2,365	$ 2,547	$ 5,465	$ 7,636	$ 7,902
Before Waiver:
Ratio of Expenses to Average Net Assets	13.95% ***	10.74%	3.12%	2.83%	2.62%	3.38%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	13.23% ***	10.59%	3.12%	2.83%	2.62%	3.38%
Ratio of Net Investment Loss to Average Net Assets	(11.46)% ***	(9.75)%	(1.69)%	(1.36)%	(1.19)%	(2.44)%
After Waiver:
Ratio of Expenses to Average Net Assets	3.62%***	3.15%	1.65%	1.51%	1.75%	1.75%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.90%***	3.00%	1.65%	1.51%	(0.32)%	1.75%
Ratio of Net Investment Loss to Average Net Assets	(1.13)% ***	(2.16)%	(0.22)%	(0.03)%	(0.32)%	(0.81)%
Portfolio Turnover	69%	115%	0%	59%	414%	820%

(a) Amount is less than $0.01 per share.

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSP Family of Funds (the “Trust”) was organized on December 21, 2007 as a Delaware statutory trust.  The sole series of shares of the Trust is the PSP Multi-Manager Fund (the “Fund”), an open-end management investment company.  Prior to May 15, 2014, the Trust was known as the Congressional Effect Family of Funds and prior to August 25, 2014 the Fund was known as the Congressional Effect Fund.  The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value.  Currently, the only class of shares issued is the Investor Class shares. The Fund is diversified.  Pulteney Street Capital Management, LLC (the “Adviser”) serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio and oversees the Fund’s Sub-Advisers.

The investment objective of the PSP Multi-Manager Fund (the “Fund”) is capital appreciation and income.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities, including short positions, are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, are valued at the bid price.  Securities for which market values are not readily available, or for which the Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Adviser at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality are valued at amortized cost.

Options, forward contracts, and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the last to bid on the principal exchange where they are traded.  If such prices are not available, options, forward contracts, and futures contracts are valued by the Adviser, pursuant to guidelines established by the Board and under the ultimate oversight of the

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Board, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There were no redemption fees collected for the Fund during the six months ended June 30, 2015.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended June 30, 2015, related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended June 30, 2015, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

	Financial Instruments—Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 949,708	$ -	$ -	$ 949,708
Corporate Bonds	-	96,443	-	96,443
Real Estate Investment Trusts	25,402	-	-	25,402
Put Options Purchased	2,657	-	-	2,657
Call Options Purchased	344	-	-	344
Total	$ 978,111	$ 96,443	$ -	$ 1,074,554

	Financial Instruments—Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$ (100,643)	$ -	$ -	$ (100,643)
Exchange Traded Funds	(43,081)	-	-	(43,081)
Forward Contracts	(712,783)	-	-	(712,783)
Put Options Written	(215)	-	-	(215)
Total	$ (856,722)	$ -	$ -	$ (856,722)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pulteney Street Capital Management, LLC serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio and oversees the Fund’s Sub-Advisers. The Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, under which the Adviser selects securities and manages investments and Sub-Advisers for the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Trustees”). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 2.25% of the average daily net asset of the Fund.  For the six months ended June 30, 2015, the Adviser earned $21,445 pursuant to Advisory Agreement.

The Adviser will receive a monthly management fee equal to an annual rate of 2.25% of the Fund’s average daily net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00% of the average daily net assets of the Fund from January 1, 2014 through October 5, 2014. As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 3.00%, as indicated in the Prospectuses. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation.  As of October 6, 2014 through November 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 2.64%.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The current Expense Limitation Agreement cannot be terminated prior to November 1, 2016 without the Board of Trustee’s approval.  During the six months ended June 30, 2015, the Adviser waived $98,099 in expenses pursuant to the Expense Limitation Agreement.  At June 30, 2015, the Adviser owed the Fund $11,874 for expenses waived pursuant to the Expense Limitation Agreement.

The Adviser selects each Sub-Adviser to the Fund and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  EastBay Asset Management, LLC, Ferro Investment Management, LLC, Riverpark Advisors, LLC, S.W. Mitchell Capital, LLP and Tiburon Capital Management, LLC serve as Sub-Advisers to the Fund.

The following describes the structure and method used to determine each portfolio manager’s compensation.

Pulteney Street Capital Management, LLC

Mr. Sean McCooey receives a base salary from the Adviser.  Mr. McCooey is also a controlling owner of the Adviser, and is entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, he is expected to receive increased profits as an owner of the Adviser as assets of the Fund increase.

EastBay Asset Management, LLC

Messrs. Wolfberg and Landry receive a base salary from EastBay. They are also controlling owners of EastBay, and are entitled to profits related to their ownership. Since profits are expected to increase as assets increase, they are expected to receive increased profits as an owner of EastBay as assets under EastBay’s management increase.

Ferro Investment Management, LLC

Mr. Ferro receives a base salary from Ferro.  Mr. Ferro is also a controlling owner of Ferro, and is entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, he is expected to receive increased profits as an owner of Ferro as assets under management of Ferro, including those from the Fund, increase.

Riverpark Advisors, LLC

Messrs. Frankel and Berman receive a base salary from RiverPark.

S.W. Mitchell Capital, LLP (“SWMC”)

Mr. Carter receives a base salary from SWMC.

Tiburon Capital Management, LLC

Messrs. Lupoff and Swain receive a base salary from Tiburon.  They are also controlling owners of Tiburon, and are entitled to profits related to their ownership.  Since profits are expected to increase as assets increase, they are expected to receive increased profits as an owner of Tiburon as assets under Tiburon’s management increase.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

NOTE 5. DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Shares.  Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Fund’s Investor Class shares, or for other expenses associated with distributing these shares.  The Fund may expend up to 0.25% of the Investor Class shares’ respective average daily net assets to pay for any activity primarily intended to result in the sale of these share classes and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.  During the six months ended June 30, 2015, the Fund accrued $2,383 in distribution fees.  At June 30, 2015, the Fund owed $1,021 in distribution fees.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2015, was $1,292,333 representing 107,542 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Capital	Shares	Capital
Shares sold	39,034	$ 405,355	173,516	$ 1,779,401
Shares reinvested	-	-	-	-
Shares redeemed	(166,174)	(1,778,718)	(195,586)	(1,951,600)
Net Increase	(127,140)	$(1,373,363)	(22,070)	$ (172,199)

There was no redemption fees collected for the Fund during the six months ended June 30, 2015.

NOTE 7. OPTIONS

Transactions in written options during the six months ended June 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2014	73	$ 10,452
Options written	307	38,983
Options exercised	(9)	(984)
Options expired	(198)	(13,443)
Options terminated in closing purchase transaction	(162)	(34,545)
Options outstanding at June 30, 2015	11	$ 463

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Transactions in purchased options during the six months ended June 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2014	118	$ 21,980
Options purchased	455	71,579
Options exercised	(35)	(319)
Options expired	(282)	(32,448)
Options terminated in closing sale transaction	(218)	(57,741)
Options outstanding at June 30, 2015	38	$ 3,051

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type		Location
	Asset Derivatives
Investments in Securities	$3,001	Investments in Securities, at Value

	Liability Derivatives
Options Written	($215)	Options Written, at Value

	Liability Derivatives
Securities Sold Short	($143,724)	Securities Sold Short, at Value

	Liability Derivatives
Forward Contracts Sold Short	($712,783)	Forward Contracts Sold Short, at Value

All derivatives held during the period contained equity risk exposure. Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended June 30, 2015, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Change in Unrealized Gain/(Loss)
Investment in Options	Realized Loss on Investments in Options	($25,273)	Change in Unrealized Appreciation on Investments in Options	($832)
Options Written	Realized Loss on Options Written	$24,060	Change in Unrealized Appreciation Options Written	($1,093)
Securities Sold Short	Realized Loss on Securities Sold Short	($26,735)	Change in Unrealized Depreciation Securities Sold Short	$13,099
Forward and Future Contracts	Realized Gain on Forward and Future Contracts	($1,074)	Change in Unrealized Appreciation Forward and Future Contracts	($4,243)

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of June 30, 2015 as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity for the Fund.

NOTE 8. INVESTMENT TRANSACTIONS

For the six month ended June 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $946,333 and $1,444,838, respectively.

NOTE 9. TAX MATTERS

The Fund did not pay a distribution for the six months ended June 30, 2015 and year ended December 31, 2014.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Other Book/Tax Differences	$ (-)
Unrealized depreciation on value of investments	(22,494)
Total accumulated earnings	$(22,494)

At June 30, 2015, the cost of investments for federal income tax purposes was $1,069,190 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 77,358
Unrealized depreciation	(67,566)
Net unrealized depreciation *	$ 9,792

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and mark to market on 1256 contracts.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years (2012-2014) remain subject to examination by the Internal Revenue Service.

PSP MULTI-MANAGER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2015, NSCC Shell Account, in omnibus accounts, in aggregate, owned approximately 38% of the Fund, and may be deemed to control the Fund.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

PSP MULTI-MANAGER FUND

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the PSP Multi-Manager Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,027.78	$18.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.84	$18.01

* Expenses are equal to the Fund's annualized expense ratio of 3.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PSP MULTI-MANAGER FUND

TRUSTEES & OFFICERS

JUNE 30, 2015 (UNAUDITED)

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
Edward J. Breslin 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 Age: 60	Trustee	Since 2014; Indefinite	Retired since 2007. Formerly Managing Director of U.S. treasuries department at Chase Bank/JP Morgan (1996-2007).	One	None
Paul S. Buckley 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 Age: 50	Trustee	Since 2014; Indefinite	Institutional sales trader at Janney Montgomery Scott LLC (September 2013 to present); equity sales trader at Knight Capital (September 2006 to May 2012).	One	None
Alfred E. Smith, IV 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 Age: 51	Trustee	Since 2014; Indefinite	Founder and Chief Executive Officer of A.E. Smith Associates, a consulting firm (since 2009).	One	None

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Sean McCooey * 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 Age: 58	Trustee, President and Treasurer	Since 2014; Indefinite	Registered Person of Concept Capital (since 2009); manager of Pulteney Street since its inception (2012).	One	None
Officers
Kyle R. Bubeck P.O. Box 11550 Overland Park, KS 66207 Age: 57	Chief Compliance Officer	Since 2014	President and Founder of Beacon Compliance Services, Inc. (2010 – present); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).	N/A	N/A
Daniel McCooey 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 Age: 46	Secretary	Since 2014	Registered Person of Concept Capital (since 2014); manager of Pulteney Street since its inception (2012); Managing Director of Equity Sales, Weeden & Co. (2002-2012).	N/A	N/A

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Adviser.

Compensation.  Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-318-2804, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-318-2804 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-318-2804 to request a copy of the SAI or to make shareholder inquiries.

PSP MULTI-MANAGER FUND

Item 2. Code of Ethics.

(a)    The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)    During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)    During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert. Mr. Cresci is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSP Family of Funds

By Sean McCooey	/s/ Sean McCooey
President,
Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Sean McCooey	/s/ Sean McCooey
President
Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Greg Getts	/s/ Greg Getts
Treasurer
Date: September 8, 2015